Annual Fund Operating Expenses	Apr. 27, 2026
WesMark Small Company Fund | WesMark Small Company Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[1]
Component2 Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	1.33%	[2]
WesMark Large Company Fund | WesMark Large Company Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[3]
Component2 Other Expenses	0.14%
Expenses (as a percentage of Assets)	1.14%
WesMark Balanced Fund | WesMark Balanced Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[4]
Component2 Other Expenses	0.29%
Expenses (as a percentage of Assets)	1.29%
WesMark Government Bond Fund | WesMark Government Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[5]
Component2 Other Expenses	0.19%
Expenses (as a percentage of Assets)	1.04%
WesMark West Virginia Municipal Bond Fund | WesMark West Virginia Municipal Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[6]
Component2 Other Expenses	0.31%
Expenses (as a percentage of Assets)	1.16%
WesMark Tactical Opportunity Fund | WesMark Tactical Opportunity Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[7]
Component2 Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	1.57%	[8]

[1]	The shareholder services fee will be paid to financial intermediaries, including affiliates of the Adviser, for the provision of certain shareholder services.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies
[3]	The shareholder services fee will be paid to financial intermediaries, including affiliates of the Adviser, for the provision of certain shareholder services.
[4]	The shareholder services fee will be paid to financial intermediaries, including affiliates of the Adviser, for the provision of certain shareholder services.
[5]	The shareholder services fee will be paid to financial intermediaries, including affiliates of the Adviser, for the provision of certain shareholder services.
[6]	The shareholder services fee will be paid to financial intermediaries, including affiliates of the Adviser, for the provision of certain shareholder services.
[7]	The shareholder services fee will be paid to financial intermediaries, including affiliates of the Adviser, for the provision of certain shareholder services.
[8]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.